Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets) (Details) € in Thousands, $ in Thousands	6 Months Ended					12 Months Ended
	Jun. 30, 2022 EUR (€)		Jun. 30, 2022 USD ($) [1]	Jun. 30, 2021 EUR (€)		Dec. 31, 2021 EUR (€)
Statement [Line Items]
Revenues	€ 29,196		$ 30,334	€ 20,393	[2]	€ 45,721	[2]
Operating expenses	(13,132)		(13,644)	(7,572)	[2]	(17,590)	[2]
Depreciation expenses	(7,978)		(8,289)	(7,076)	[2]	(15,116)	[2]
Gross profit (loss)	8,086		8,401	5,745		13,015
Project development costs	(1,554)		(1,615)	(1,119)		(2,508)
General and administrative expenses	(3,297)		(3,425)	(2,572)		(5,661)
Share of profits (losses) of equity accounted investee	(602)		(625)	(772)		117
Operating profit (Loss)	2,633		2,736	1,282		4,963
Financing income	4,439		4,612	1,716		2,931
Financing income (expenses) in connection with derivatives and warrants, net	338			(109)		(841)
Financing expenses	(6,958)		(7,230)	(7,745)		(28,974)
Income before taxes on Income	452		469	(4,856)		(21,921)
Segment assets	574,336		$ 596,720	496,640		551,979
ITALY
Statement [Line Items]
Revenues	0			0		0
Operating expenses	0			0		0
Depreciation expenses	0			0		0
Gross profit (loss)	0			0		0
Segment assets	7,273			833		1,715
Spain [Member]
Statement [Line Items]
Revenues	2,081			1,534		2,587
Operating expenses	(100)			(423)		(472)
Depreciation expenses	(452)			(451)		(904)
Gross profit (loss)	1,529			660		1,211
Segment assets	15,376			15,130		13,841
Ellomay Solar [Member]
Statement [Line Items]
Revenues	327			0		0
Operating expenses	(191)			0		0
Depreciation expenses	0			0		0
Gross profit (loss)	136			0		0
Segment assets	21,684			5,589		14,456
Talasol [Member]
Statement [Line Items]
Revenues	20,402			12,140		29,432
Operating expenses	(7,088)			(2,054)		(6,305)
Depreciation expenses	(5,655)			(4,836)		(10,586)
Gross profit (loss)	7,659			5,250		12,541
Segment assets	267,090			243,076		247,004
ISRAEL
Statement [Line Items]
Revenues	2,246	[3]		2,130		4,255	[3]
Operating expenses	(214)	[3]		(170)		(367)	[3]
Depreciation expenses	(1,268)	[3]		(1,151)		(2,374)	[3]
Gross profit (loss)	764	[3]		809		1,514	[3]
Segment assets	36,404	[3]		35,548		38,809	[3]
Bio Gas [Member]
Statement [Line Items]
Revenues	5,830			6,129		12,686
Operating expenses	(5,539)			(4,925)		(10,446)
Depreciation expenses	(1,607)			(1,552)		(3,135)
Gross profit (loss)	(1,316)			(348)		(895)
Segment assets	31,661			34,903		34,570
Dorad [Member]
Statement [Line Items]
Revenues	26,756			22,940		51,630
Operating expenses	(20,769)			(18,049)		(39,175)
Depreciation expenses	(3,240)			(2,685)		(5,539)
Gross profit (loss)	2,747			2,206		6,916
Segment assets	108,718			106,164		118,435
Manara [Member]
Statement [Line Items]
Revenues	0			0		0
Operating expenses	0			0		0
Depreciation expenses	0			0		0
Gross profit (loss)	0			0		0
Segment assets	120,906			90,300		107,678
Total reportable segments [Member]
Statement [Line Items]
Revenues	57,642			44,873		100,590
Operating expenses	(33,901)			(25,621)		(56,765)
Depreciation expenses	(12,222)			(10,675)		(22,538)
Gross profit (loss)	11,519			8,577		21,287
Segment assets	609,112			531,543		576,508
Reconciliations [Member]
Statement [Line Items]
Revenues	(28,446)			(24,480)		(54,869)
Operating expenses	20,769			18,049		39,175
Depreciation expenses	4,244			3,599		7,422
Gross profit (loss)	(3,433)			(2,832)		(8,272)
Segment assets	€ (34,776)			€ (34,903)		€ (24,529)

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)
[2]	Reclassified, please see Note 2C.
[3]	The Talmei Yosef PV Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12.